Schedule of Investments

November 30, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–80.74%(b)(c)
Aerospace & Defense–3.93%
ADB Safegate (ADBAS/CEP IV) (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.75%)	8.55%	10/03/2026	EUR	14,104	$13,730,204
Barnes Group, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	8.45%	08/10/2030		$ 1,534	1,534,050
Brown Group Holding LLC (Signature Aviation US Holdings, Inc.)
Incremental Term Loan B-2 (1 mo. Term SOFR + 3.75%)	9.07%	07/02/2029		2,973	2,978,769
Term Loan (1 mo. Term SOFR + 2.50%)	8.20%	06/07/2028		14,830	14,747,804
Castlelake Aviation Ltd.
Incremental Term Loan (3 mo. Term SOFR + 2.75%)	8.42%	10/22/2027		6,963	6,967,378
Term Loan (3 mo. Term SOFR + 2.75%)	8.42%	10/22/2026		12,781	12,805,412
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. Term SOFR + 4.00%)	9.35%	08/24/2028		3,042	3,042,660
Term Loan B-2 (1 mo. Term SOFR + 4.00%)	9.35%	08/24/2028		1,304	1,303,997
Gogo Intermediate Holdings LLC, Term Loan B (1 mo. Term SOFR + 3.75%)	9.21%	04/30/2028		1,994	1,998,738
Greenrock Finance, Inc.
Delayed Draw Term Loan (3 mo. Term SOFR + 4.35%)	9.74%	06/21/2029		1	1,336
Term Loan (3 mo. Term SOFR + 4.25%)	9.74%	06/21/2029		3	2,895
KKR Apple Bidco LLC
First Lien Term Loan (1 mo. Term SOFR + 2.75%)	8.21%	09/22/2028		14,829	14,756,426
First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.35%	09/22/2028		2,090	2,092,117
Peraton Corp., Second Lien Term Loan (3 mo. Term SOFR + 7.75%)	13.22%	02/01/2029		9,194	9,014,830
Propulsion (BC) Finco S.a.r.l. (Spain), Term Loan B (3 mo. Term SOFR + 4.00%)	9.14%	09/13/2029		6,191	6,189,171
Rand Parent LLC (Atlas Air), Term Loan B (1 mo. Term SOFR + 4.25%)	9.64%	02/09/2030		8,335	8,199,578
Spirit AeroSystems, Inc., Term Loan B (1 mo. Term SOFR + 4.50%)	9.63%	01/14/2027		6,575	6,588,584
Titan Acquisition Holdings L.P., Term Loan B (1 mo. Term SOFR + 4.50%)(d)	9.82%	04/27/2030		3,475	3,483,965
TransDigm, Inc.
Term Loan H (1 mo. Term SOFR + 3.25%)	8.64%	02/28/2027		492	493,002
Term Loan I (1 mo. Term SOFR + 3.25%)	8.64%	08/24/2028		13,628	13,650,142
Term Loan J(e)	-	05/15/2029		2,460	2,460,864
					126,041,922

Air Transport–2.23%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan (3 mo. Term SOFR + 4.75%)	10.43%	04/20/2028		27,686	28,149,234
American Airlines, Inc.
Term Loan (1 mo. Term SOFR + 2.75%)	8.60%	02/09/2028		1,917	1,894,393
Term Loan(e)	-	05/17/2029		13,036	12,973,084
Avolon Borrower 1 (US) LLC, Term Loan B-6 (1 mo. Term SOFR + 2.50%)	7.83%	06/08/2028		3,371	3,380,579
United Airlines, Inc., Term Loan B (3 mo. Term SOFR + 3.75%)	9.21%	04/21/2028		18,351	18,385,988
WestJet Airlines Ltd. (Canada), Term Loan (3 mo. Term SOFR + 3.00%)	8.44%	12/11/2026		6,700	6,593,503
					71,376,781

Automotive–2.65%
Adient PLC, Term Loan B-1 (1 mo. Term SOFR + 3.25%)	8.71%	04/10/2028		8,417	8,436,260
Autokiniton US Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.50%)	9.96%	04/06/2028		9,622	9,647,384
Belron Group S.A., First Lien Term Loan B (3 mo. Term SOFR + 2.75%)	8.25%	04/06/2029		3,920	3,931,315
Constellation Auto (CONSTE/BCA) (United Kingdom)
First Lien Term Loan B-2 (6 mo. SONIA + 4.75%)	9.68%	07/28/2028	GBP	1,188	1,390,449
Second Lien Term Loan B-1 (6 mo. SONIA + 7.50%)	12.68%	07/27/2029	GBP	5,046	4,549,080
DexKo Global, Inc., Incremental Term Loan (1 mo. Term SOFR + 4.25%)	9.64%	10/04/2028		1,645	1,622,752
Driven Holdings LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	8.46%	12/16/2028		5,298	5,193,737
Engineered Components & Systems LLC (aka CentroMotion), Term Loan B (1 mo. Term SOFR + 6.00%)	11.35%	07/25/2030		3,384	3,380,193
First Brands Group Intermediate LLC
Term Loan B (6 mo. Term SOFR + 5.00%)	10.88%	03/30/2027		7,755	7,640,875
Term Loan B (1 mo. Term SOFR + 5.00%)	10.88%	03/30/2027		11,451	11,283,768
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. Term SOFR + 4.50%)	9.95%	11/09/2027		9,461	9,405,780

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Mavis Tire Express Services TopCo L.P., First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.46%	05/04/2028		$ 9,326	$9,317,850
Panther BF Aggregator 2 L.P. (Canada), Term Loan B (1 mo. Term SOFR + 3.75%)	9.10%	05/06/2030		5,500	5,515,951
Project Boost Purchaser LLC, Term Loan (1 mo. Term SOFR + 3.50%)	8.96%	06/01/2026		3,588	3,583,945
					84,899,339

Beverage & Tobacco–1.00%
AI Aqua Merger Sub, Inc.
Delayed Draw Term Loan(f)	0.00%	07/31/2028		2,233	2,216,519
Term Loan B (1 mo. Term SOFR + 3.75%)	9.07%	07/31/2028		12,637	12,425,526
City Brewing Co. LLC, Term Loan B(e)	-	03/31/2028		21,551	17,520,640
					32,162,685

Brokers, Dealers & Investment Houses–0.00%
AqGen Island Intermediate Holdings, Inc., Second Lien Term Loan B (3 mo. Term SOFR + 6.50%)	12.18%	08/05/2029		143	136,781

Building & Development–2.23%
Empire Today LLC, Term Loan B (1 mo. Term SOFR + 5.00%)	10.46%	04/01/2028		15,401	11,497,181
Flakt Woods (Fusilli Holdco) (France), Term Loan (6 mo. EURIBOR + 6.00%)	9.36%	04/12/2026	EUR	1,717	1,693,334
Icebox Holdco III, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.75%)	9.15%	12/22/2028		3,891	3,830,311
Interior Logic Group, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	8.95%	04/01/2028		7,330	6,139,021
Janus International Group LLC, First Lien Term Loan (1 mo. Term SOFR + 3.25%)	8.76%	08/03/2030		1,587	1,587,979
LBM Holdings LLC, First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.20%	12/17/2027		10	9,524
LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. Term SOFR + 4.75%)	10.20%	02/16/2029		12,749	11,274,448
Mayfair Mall LLC, Term Loan (1 mo. Term SOFR + 3.36%)(d)	8.68%	04/20/2024		3,278	2,999,562
Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.50%)	9.99%	04/29/2029		9,715	9,533,111
Quikrete Holdings, Inc.
First Lien Term Loan (1 mo. Term SOFR + 2.63%)	8.09%	02/01/2027		2,606	2,612,690
Term Loan B (1 mo. Term SOFR + 2.75%)	8.21%	03/19/2029		5,524	5,531,403
Re/Max LLC, Term Loan (1 mo. Term SOFR + 2.50%)	7.96%	07/21/2028		1,995	1,867,723
Standard Industries, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	7.70%	09/22/2028		6,968	6,981,458
TAMKO Building Products, LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	8.90%	09/30/2030		3,700	3,698,871
TenCate Grass (TCG AcqCo B.V.) (Netherlands), Term Loan B (3 mo. EURIBOR + 4.43%)	8.29%	09/14/2028	EUR	2,000	2,149,103
					71,405,719

Business Equipment & Services–9.02%
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM)
Incremental Term Loan (1 mo. Term SOFR + 4.75%)	10.10%	05/11/2028		10,805	10,704,380
Term Loan (1 mo. Term SOFR + 3.75%)	9.20%	05/12/2028		801	781,758
Camelot Finance L.P.
Incremental Term Loan (1 mo. Term SOFR + 3.00%)	8.46%	10/30/2026		5,069	5,081,746
Term Loan (1 mo. Term SOFR + 3.00%)	8.46%	10/30/2026		4,217	4,225,048
Checkout Holding Corp., Term Loan (3 mo. Term SOFR + 9.50%)	14.87%	05/10/2027		9,917	5,628,191
Cimpress USA, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	8.96%	05/17/2028		9,625	9,534,894
Citrix Systems, Inc., Term Loan B (1 mo. Term SOFR + 4.50%)	9.99%	03/30/2029		6,626	6,362,674
Constant Contact
Second Lien Term Loan (3 mo. Term SOFR + 7.50%)	13.41%	02/15/2029		3,742	3,124,989
Term Loan B (1 mo. Term SOFR + 4.00%)	9.69%	02/10/2028		7,065	6,799,672
Corporation Service Co., Term Loan B (1 mo. Term SOFR + 3.25%)	8.70%	11/02/2029		4,476	4,481,299
CRCI Longhorn Holdings, Inc., First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.93%	08/08/2025		2,000	1,998,750
Creation Technologies, Inc., Term Loan B (3 mo. Term SOFR + 5.50%)	11.18%	10/05/2028		5,092	4,862,549
Dakota Holding Corp.
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	9.14%	04/09/2027		15,773	15,488,957
Second Lien Term Loan (3 mo. Term SOFR + 6.75%)	12.40%	04/07/2028		1,901	1,809,283
Dun & Bradstreet Corp. (The)
Incremental Term Loan B-2 (1 mo. Term SOFR + 3.25%)	8.34%	01/18/2029		2,798	2,803,591
Revolver Loan(d)(e)	-	09/11/2025		975	969,018
Revolver Loan(d)(f)	0.00%	09/11/2025		12,843	12,758,734
Term Loan B (1 mo. Term SOFR + 3.00%)	8.19%	02/06/2026		10,578	10,592,649

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Garda World Security Corp. (Canada)
Term Loan (1 mo. Term SOFR + 4.25%)	9.65%	02/01/2029		$ 7,978	$7,967,215
Term Loan B-2 (1 mo. Term SOFR + 4.25%)	9.75%	10/30/2026		5,124	5,123,414
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.46%	05/12/2028		15,202	15,021,803
I-Logic Tech Bidco Ltd. (United Kingdom), Term Loan (3 mo. Term SOFR + 4.00%)	9.54%	02/16/2028		3,690	3,666,037
ION Trading Technologies S.a.r.l. (Luxembourg)
Term Loan (3 mo. EURIBOR + 4.25%)	8.22%	04/01/2028	EUR	2,000	2,087,200
Term Loan (3 mo. Term SOFR + 4.75%)	10.24%	04/01/2028		3,985	3,966,211
iQor US, Inc.
Second Lien Term Loan (1 mo. Term SOFR + 7.50%)	12.95%	11/19/2025		15,421	11,048,308
Term Loan (1 mo. Term SOFR + 7.50%)	12.95%	11/19/2024		11,415	11,344,071
Karman Buyer Corp., First Lien Term Loan B-1 (1 mo. Term SOFR + 4.50%)	9.94%	10/28/2027		1	861
KronosNet CX Bidco (Comspa Konecta) (Spain), Term Loan B (3 mo. EURIBOR + 5.75%)	9.72%	09/30/2029	EUR	10,457	10,737,056
Learning Care Group (US) No. 2, Inc., Term Loan (1 mo. Term SOFR + 4.75%)	10.14%	08/08/2028		2,063	2,069,707
Monitronics International, Inc., Term Loan (3 mo. Term SOFR + 7.50%)	13.14%	06/30/2028		27,598	27,690,155
OCM System One Buyer CTB LLC, Term Loan (3 mo. Term SOFR + 4.00%)(d)	9.54%	03/02/2028		759	757,780
Orchid Merger Sub II LLC, Term Loan (1 mo. Term SOFR + 4.75%)	10.29%	07/27/2027		10,170	6,101,799
Prime Security Services Borrower LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	7.83%	10/13/2030		6,859	6,869,599
Prometric Holdings, Inc., Term Loan (3 mo. Term SOFR + 3.00%)	10.71%	01/31/2028		3,296	3,268,050
Red Ventures LLC (New Imagitas, Inc.), Term Loan B (1 mo. Term SOFR + 3.00%)	8.35%	02/24/2030		2,255	2,248,758
Sitel Worldwide Corp., Term Loan (1 mo. Term SOFR + 3.75%)	9.10%	08/28/2028		3,816	3,661,775
Skillsoft Corp., Term Loan (1 mo. Term SOFR + 4.75%)	10.69%	07/14/2028		3,528	3,292,273
Solera (Polaris Newco LLC), Term Loan B (1 mo. SONIA + 5.25%)	10.44%	06/05/2028	GBP	1,497	1,781,356
Spin Holdco, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	9.66%	03/04/2028		30,016	26,167,583
Tempo Acquisition LLC, Term Loan (1 mo. Term SOFR + 2.75%)	8.10%	08/31/2028		3,354	3,361,397
Trans Union LLC, First Lien Term Loan (1 mo. Term SOFR + 2.25%)	7.71%	11/30/2028		4,672	4,677,438
Verra Mobility Corp., Term Loan B (1 mo. Term SOFR + 3.25%)	8.71%	03/19/2028		6,641	6,667,183
WorldPay, Term Loan B(e)	-	09/20/2030		11,624	11,625,044
					289,210,255

Cable & Satellite Television–2.78%
Altice Financing S.A. (Alt-Intl) (Luxembourg)
Term Loan (3 mo. EURIBOR + 5.00%)	8.93%	10/31/2027	EUR	1,086	1,131,886
Term Loan (3 mo. Term SOFR + 5.00%)	10.39%	10/31/2027		9,639	9,249,662
Atlantic Broadband Finance LLC
Incremental Term Loan (1 mo. Term SOFR + 2.61%)	7.96%	09/01/2028		1,109	1,068,330
Term Loan B (1 mo. Term SOFR + 3.25%)	8.60%	09/18/2030		4,784	4,618,188
CSC Holdings LLC
Term Loan (1 mo. Term SOFR + 2.50%)	7.94%	04/15/2027		2,562	2,404,802
Term Loan B (1 mo. Term SOFR + 4.50%)	9.82%	01/15/2028		12,936	12,499,494
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (1 mo. Term SOFR + 4.00%)	9.64%	08/14/2026		9,406	8,792,889
Term Loan B-12 (1 mo. Term SOFR + 3.69%)	9.34%	01/31/2026		17,739	16,677,923
SFR-Numericable (YPSO, Alt-Fr) (France), Term Loan B-14 (3 mo. EURIBOR + 5.50%)	9.47%	08/31/2028	EUR	3,852	3,565,185
UPC - LG, Term Loan AX (1 mo. Term SOFR + 2.93%)	8.44%	01/31/2029		9,227	9,143,099
Virgin Media 02 - LG (United Kingdom)
Term Loan N (1 mo. Term SOFR + 2.50%)	7.94%	01/31/2028		8,928	8,797,914
Term Loan Q (1 mo. Term SOFR + 3.25%)	8.69%	01/31/2029		3,195	3,172,043
Term Loan Y (1 mo. Term SOFR + 3.25%)	8.79%	03/06/2031		8,195	8,094,483
					89,215,898

Chemicals & Plastics–6.82%
AkzoNobel Chemicals
Incremental Term Loan (1 mo. Term SOFR + 4.00%)	9.42%	03/03/2028		3,455	3,438,113
Term Loan (1 mo. Term SOFR + 4.00%)	9.47%	04/03/2028		10,108	10,051,082
Aruba Investments, Inc.
First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.45%	11/24/2027		1,995	1,972,049
Second Lien Term Loan (1 mo. Term SOFR + 7.75%)	13.20%	11/24/2028		4,299	4,018,153
Ascend Performance Materials Operations LLC, Term Loan (6 mo. Term SOFR + 4.75%)	10.32%	08/27/2026		17,036	15,888,624

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	7.89%	12/20/2029		$ 6,546	$6,570,648
BES (Discovery Purchaser Corp.), First Lien Term Loan (3 mo. Term SOFR + 4.38%)	9.77%	10/03/2029		6,182	5,916,261
Charter NEX US, Inc., First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.21%	12/01/2027		6,297	6,280,866
Chemours Co. (The), Term Loan B (1 mo. Term SOFR + 3.50%)	8.85%	08/10/2028		13,528	13,417,936
Composite Resins Holding B.V. (AOC), Term Loan (1 mo. Term SOFR + 4.25%)	9.70%	10/15/2028		6,438	6,388,199
Cyanco Intermediate 2 Corp., Term Loan B (1 mo. Term SOFR + 4.75%)	10.10%	07/07/2028		4,603	4,598,554
Derby Buyer LLC (Delrin), Term Loan (1 mo. Term SOFR + 4.25%)	9.57%	11/01/2030		4,046	4,042,341
Eastman Tire Additives (River Buyer, Inc.), First Lien Term Loan (1 mo. Term SOFR + 5.25%)	10.90%	11/01/2028		10,989	10,334,172
Flint Group (ColourOz Inv) (Germany)
First Lien Term Loan(e)	-	09/21/2024	EUR	14	11,349
Second Lien Term Loan B-2 (3 mo. USD LIBOR + 4.25%)(d)	9.91%	09/21/2024		157	47,143
Term Loan (1 mo. EURIBOR + 8.00%)(d)	11.81%	06/30/2026	EUR	14	15,211
Fusion (Fusion UK Holding Ltd. & US HoldCo VAD, Inc.), Term Loan B (3 mo. Term SOFR + 3.75%)	9.54%	05/28/2029		1,315	1,279,827
Gemini HDPE LLC, Term Loan (3 mo. Term SOFR + 3.00%)	8.64%	12/31/2027		7,833	7,815,013
ICP Group Holdings LLC, First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.40%	12/29/2027		6,870	5,247,224
INEOS Enterprises Holdings US Finco LLC (United Kingdom), Incremental Term Loan B (1 mo. Term SOFR + 3.75%)	9.24%	07/08/2030		6,434	6,361,437
Ineos Quattro Holdings UK Ltd.
Term Loan B (1 mo. Term SOFR + 4.25%)	9.70%	04/03/2029		1,752	1,709,442
Term Loan B (1 mo. Term SOFR + 3.75%)	9.20%	03/14/2030		2,612	2,531,572
Ineos US Finance LLC
Term Loan (1 mo. Term SOFR + 3.75%)	9.20%	11/08/2027		12,491	12,499,104
Term Loan (1 mo. Term SOFR + 3.50%)	8.95%	02/18/2030		5,343	5,305,057
Kersia International S.A.S. (Belgium), Term Loan B (3 mo. EURIBOR + 3.93%)	7.90%	12/23/2027	EUR	14	14,650
Momentive Performance Materials USA, Inc., Term Loan B (1 mo. Term SOFR + 4.50%)	9.85%	03/22/2028		7,811	7,500,924
Oxea Corp., Term Loan B-2 (1 mo. Term SOFR + 3.25%)	9.01%	10/14/2024		1,440	1,400,537
Proampac PG Borrower LLC, Term Loan B (1 mo. Term SOFR + 4.50%)	9.89%	09/15/2028		6,085	6,054,345
Quantix, Incremental Term Loan (3 mo. Term SOFR + 6.25%)(d)	12.04%	05/03/2025		4,879	4,766,368
Trinseo Materials Operating S.C.A.
Incremental Term Loan (1 mo. Term SOFR + 2.50%)	7.96%	05/03/2028		11,162	8,492,726
Term Loan A(d)(e)	-	05/03/2028		1,312	1,363,184
Term Loan B(e)	-	05/03/2028		9,658	10,157,048
Tronox Finance LLC
Incremental Term Loan B (1 mo. Term SOFR + 3.25%)	8.64%	04/04/2029		8,541	8,489,108
Term Loan (1 mo. Term SOFR + 3.50%)	8.85%	08/16/2028		3,327	3,319,838
Univar, Inc., Term Loan B (3 mo. Term SOFR + 4.50%)	9.82%	08/01/2030		12,218	12,269,345
V Global Holdings LLC (aka Vertellus)
Revolver Loan(d)(f)	0.00%	12/22/2025		440	423,913
Revolver Loan (1 mo. USD LIBOR + 5.75%)(d)	11.17%	12/22/2025		450	432,932
Term Loan(d)(e)	-	12/22/2027		7,205	6,938,300
W.R. Grace & Co., Term Loan B (3 mo. Term SOFR + 3.75%)	9.40%	09/22/2028		11,194	11,179,715
					218,542,310

Clothing & Textiles–0.60%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan B-1 (1 mo. Term SOFR + 3.50%)	8.95%	12/21/2028		15,227	15,280,636
Second Lien Term Loan (1 mo. Term SOFR + 6.00%)	11.45%	12/20/2029		1,108	1,116,915
BK LC Lux SPV S.a.r.l. (Birkenstock), Term Loan B (1 mo. Term SOFR + 3.25%)	8.89%	04/28/2028		2,700	2,706,812
					19,104,363

Conglomerates–0.44%
APi Group DE, Inc., Incremental Term Loan (1 mo. Term SOFR + 2.50%)	7.96%	01/03/2029		3,246	3,258,395
Safe Fleet Holdings LLC
First Lien Incremental Term Loan (1 mo. Term SOFR + 5.00%)(d)	10.44%	02/23/2029		1,230	1,240,462
Term Loan B (1 mo. Term SOFR + 3.75%)	9.19%	02/17/2029		9,429	9,465,176
					13,964,033

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products–2.06%
Berlin Packaging LLC, Term Loan B-5 (3 mo. Term SOFR + 3.75%)	9.40%	03/11/2028		$ 4,903	$4,859,832
Keter Group B.V. (Netherlands)
Term Loan (3 mo. EURIBOR + 8.00%)(d)	11.97%	12/31/2024	EUR	1,420	1,530,278
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	8.20%	03/31/2025	EUR	19,692	19,465,890
Term Loan B-3-A (3 mo. EURIBOR + 4.25%)	8.20%	03/31/2025	EUR	6,876	6,797,258
LABL, Inc. (Multi-Color), Term Loan (1 mo. Term SOFR + 5.00%)	10.45%	10/29/2028		8,501	8,057,136
Libbey Glass, Inc., Term Loan B (1 mo. Term SOFR + 6.60%)	11.94%	11/22/2027		12,479	11,938,124
Logoplaste (Mar Bidco S.a.r.l.) (Portugal), Term Loan B (1 mo. Term SOFR + 4.30%)	9.85%	07/07/2028		3,541	3,346,118
Mold-Rite Plastics LLC (Valcour Packaging LLC), First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	9.40%	10/04/2028		7,295	5,666,941
Refresco Group N.V. (Netherlands), Term Loan B (3 mo. Term SOFR + 4.25%)	9.63%	07/12/2029		4,337	4,341,948
					66,003,525

Cosmetics & Toiletries–0.90%
Bausch and Lomb, Inc.
Incremental Term Loan (1 mo. Term SOFR + 4.00%)	9.35%	09/14/2028		4,541	4,458,855
Term Loan (1 mo. Term SOFR + 3.25%)	8.76%	05/10/2027		18,746	18,212,053
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	8.95%	06/29/2028	EUR	5,832	6,125,734
					28,796,642

Drugs–0.18%
Grifols Worldwide Operations USA, Inc., Term Loan B (3 mo. Term SOFR + 2.00%)	7.34%	11/15/2027		1,640	1,621,893
Perrigo Investments LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	7.70%	04/06/2029		4,014	4,009,306
					5,631,199

Ecological Services & Equipment–0.62%
Anticimex Global AB (Sweden), Term Loan B-1 (3 mo. Term SOFR + 3.50%)	8.50%	11/16/2028		2,098	2,085,811
EnergySolutions, LLC, Term Loan (1 mo. Term SOFR + 4.00%)	9.38%	09/18/2030		7,763	7,756,401
GFL Environmental, Inc. (Canada), Term Loan A (1 mo. Term SOFR + 2.50%)	7.91%	05/31/2027		917	920,524
Groundworks LLC
Delayed Draw Term Loan (3 mo. Term SOFR + 6.50%)(d)	11.88%	03/14/2030		232	226,380
Delayed Draw Term Loan(d)(f)	0.00%	03/14/2030		354	345,391
Revolver Loan(d)(f)	0.00%	03/14/2029		265	258,720
Term Loan B (3 mo. Term SOFR + 6.50%)(d)	11.90%	03/14/2030		4,775	4,655,640
TruGreen L.P., Second Lien Term Loan (3 mo. Term SOFR + 8.76%)	14.14%	11/02/2028		5,636	3,766,481
					20,015,348

Electronics & Electrical–7.26%
Altar BidCo, Inc. (Brooks Automation, Inc.), Second Lien Term Loan (6 mo. Term SOFR + 5.60%)	10.49%	02/01/2030		1,427	1,384,672
AppLovin Corp., Term Loan (1 mo. Term SOFR + 3.00%)	8.45%	10/25/2028		3,943	3,948,750
Boxer Parent Co., Inc., Term Loan B (1 mo. EURIBOR + 4.00%)	7.85%	10/02/2025	EUR	133	145,086
CommerceHub, Inc., Term Loan B (6 mo. Term SOFR + 4.00%)	9.54%	01/01/2028		2,181	2,035,961
CommScope, Inc., Term Loan (1 mo. Term SOFR + 3.25%)	8.71%	04/06/2026		13,804	12,138,495
Diebold Nixdorf, Inc., Term Loan (3 mo. Term SOFR + 7.50%)	12.89%	08/11/2028		1,741	1,762,362
Digi International, Inc., Term Loan (1 mo. Term SOFR + 5.00%)	10.46%	11/01/2028		4,647	4,664,204
E2Open LLC, Term Loan (1 mo. Term SOFR + 3.50%)	8.96%	02/04/2028		3,318	3,308,327
Energizer Holdings, Inc., Term Loan (1 mo. Term SOFR + 2.25%)	7.70%	12/22/2027		2,714	2,713,873
Entegris, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	7.89%	07/06/2029		4,499	4,512,514
EverCommerce, Term Loan B (1 mo. Term SOFR + 3.25%)	8.46%	07/01/2028		1,385	1,386,682
Go Daddy Operating Co. LLC, Term Loan (1 mo. Term SOFR + 3.00%)	7.85%	11/09/2029		493	494,333
GoTo Group, Inc. (LogMeIn), First Lien Term Loan (3 mo. Term SOFR + 4.75%)	10.28%	08/31/2027		26,209	17,429,316
Idemia (Oberthur Tech/Morpho/OBETEC) (France)
Term Loan B (3 mo. EURIBOR + 4.75%)	8.72%	09/30/2028	EUR	1,124	1,224,117
Term Loan B (1 mo. Term SOFR + 4.75%)	10.14%	09/30/2028		4,714	4,731,180
Imperva, Inc.
First Lien Term Loan (3 mo. Term SOFR + 4.26%)	9.63%	01/12/2026		4,857	4,863,016
Second Lien Term Loan (3 mo. Term SOFR + 8.01%)	13.38%	01/11/2027		5,160	5,189,395
Inetum (Granite Fin Bidco SAS) (France), Term Loan B (3 mo. EURIBOR + 5.00%)	8.93%	10/17/2028	EUR	5,123	5,506,670

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Infinite Electronics
Second Lien Term Loan (3 mo. Term SOFR + 7.00%)	12.64%	03/02/2029		$ 1,609	$1,398,108
Term Loan B (3 mo. Term SOFR + 3.25%)	9.39%	03/02/2028		4,900	4,673,375
Informatica Corp., Term Loan (1 mo. Term SOFR + 2.75%)	8.21%	10/27/2028		5,049	5,047,481
Internap Corp., Term Loan(d)(e)	-	08/15/2028		1,348	1,348,233
ION Corporates, Incremental Term Loan B (1 mo. Term SOFR + 4.25%)	9.74%	07/12/2030		1,173	1,168,415
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (3 mo. SONIA + 6.87%)(d)	12.06%	08/17/2028	GBP	2,330	2,883,095
Term Loan 1 (3 mo. Term SOFR + 7.01%)(d)	11.31%	08/17/2028		3,090	2,988,056
Mavenir Systems, Inc., Term Loan B (3 mo. Term SOFR + 4.75%)	10.39%	08/13/2028		12,743	9,328,703
McAfee LLC, Term Loan B-1 (1 mo. Term SOFR + 4.50%)	9.17%	03/01/2029		4,560	4,517,056
Mirion Technologies, Inc., Term Loan (1 mo. Term SOFR + 2.75%)	8.40%	10/20/2028		5,504	5,510,520
Natel Engineering Co., Inc., Term Loan (1 mo. Term SOFR + 6.25%)	11.70%	04/29/2026		13,469	11,684,177
Native Instruments (Music Creation Group GMBH/APTUS) (Germany), Term Loan (3 mo. EURIBOR + 6.00%)(d)	9.80%	03/03/2028	EUR	5,364	5,587,465
NortonLifeLock, Inc., Term Loan A (1 mo. Term SOFR + 1.75%)	6.95%	09/10/2027		2,768	2,764,915
Open Text Corp. (Canada), Term Loan B (1 mo. Term SOFR + 2.75%)	8.20%	01/31/2030		12,814	12,847,185
Philips Domestic Appliances (Nobel Bidco) (Netherlands), Term Loan B (6 mo. EURIBOR + 3.50%)	7.27%	06/23/2028	EUR	3,000	3,084,789
Proofpoint, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	8.71%	08/31/2028		7,294	7,254,120
Quest Software US Holdings, Inc., Term Loan B (3 mo. Term SOFR + 4.25%)	9.55%	02/01/2029		19,653	14,452,202
RealPage, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	8.46%	04/24/2028		4,484	4,379,527
Renaissance Holding Corp., Term Loan(e)	-	03/16/2030		3,000	3,000,840
Sandvine Corp.
First Lien Term Loan (1 mo. Term SOFR + 4.50%)	9.96%	10/31/2025		879	699,304
Second Lien Term Loan (1 mo. Term SOFR + 8.00%)(d)	13.45%	11/02/2026		1,652	1,222,493
Severin Acquisition LLC, First Lien Term Loan (1 mo. Term SOFR + 3.25%)	8.63%	08/01/2027		902	903,463
SonicWall U.S. Holdings, Inc.
Second Lien Term Loan (1 mo. Term SOFR + 7.50%)	13.04%	05/18/2026		1,353	1,241,254
Term Loan B (1 mo. Term SOFR + 5.00%)	10.39%	05/16/2028		7,397	7,172,448
Ultimate Software Group, Inc.
First Lien Incremental Term Loan (3 mo. Term SOFR + 3.25%)	8.76%	05/04/2026		5,602	5,612,805
Second Lien Incremental Term Loan (3 mo. Term SOFR + 5.25%)	10.76%	05/03/2027		1,068	1,071,730
UST Holdings Ltd., Term Loan B (1 mo. Term SOFR + 3.75%)	8.93%	11/19/2028		6,430	6,415,999
Utimaco (Germany)
Term Loan B-1 (3 mo. USD EURIBOR + 6.25%)(d)	10.28%	05/31/2029	EUR	13,364	13,513,615
Term Loan B-2 (3 mo. Term SOFR + 6.25%)(d)	11.99%	05/31/2029		7,500	6,960,281
WebPros, Term Loan (3 mo. Term SOFR + 5.25%)	10.90%	02/18/2027		6,733	6,724,132
					232,894,739

Financial Intermediaries–0.89%
Edelman Financial Center LLC (The)
Incremental Term Loan (1 mo. Term SOFR + 3.75%)	8.96%	04/07/2028		7,877	7,810,980
Second Lien Term Loan (1 mo. Term SOFR + 6.75%)	12.21%	07/20/2026		705	703,232
LendingTree, Inc., First Lien Delayed Draw Term Loan (1 mo. Term SOFR + 3.86%)	9.22%	09/15/2028		10,068	8,944,030
Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	9.37%	02/18/2027		7,442	7,051,275
Virtue (Vistra+Tricor/Thevelia LLC)
First Lien Term Loan (3 mo. Term SOFR + 4.00%)	9.54%	06/18/2029		3,045	3,044,441
First Lien Term Loan B (1 mo. Term SOFR + 4.75%)	10.29%	06/18/2029		1,064	1,067,544
					28,621,502

Food Products–2.69%
Alphia, Term Loan B (1 mo. Term SOFR + 5.00%)	10.39%	09/23/2030		8,512	8,033,002
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. Term SOFR + 4.00%)	9.35%	12/18/2026		997	996,786
Biscuit Hld S.A.S.U. (BISPOU/Cookie Acq) (France), First Lien Term Loan (6 mo. EURIBOR + 4.00%)	8.14%	02/15/2027	EUR	16,538	15,552,806
Florida Food Products LLC
First Lien Term Loan (1 mo. Term SOFR + 5.00%)(d)	10.35%	10/18/2028		3,032	2,607,599
First Lien Term Loan (1 mo. Term SOFR + 5.00%)	10.46%	10/18/2028		19,324	16,682,817
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(d)	13.46%	10/08/2029		4,194	3,250,448

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–(continued)
H-Food Holdings LLC
Incremental Term Loan B-2 (1 mo. USD LIBOR + 4.00%)	9.65%	05/23/2025		$ 2,382	$1,871,527
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	10.58%	05/23/2025		730	607,869
Term Loan (1 mo. USD LIBOR + 3.69%)	9.27%	05/23/2025		9,770	7,685,441
Nomad Foods Ltd. (United Kingdom), Term Loan B-4 (1 mo. Term SOFR + 3.00%)	8.47%	11/13/2029		4,690	4,698,057
Sigma Bidco (Netherlands)
Term Loan B (1 mo. Term SOFR + 4.75%)	8.21%	01/02/2028		3,666	3,567,956
Term Loan B-6 (3 mo. EURIBOR + 5.00%)	8.91%	01/02/2028	EUR	17,675	18,391,044
Valeo Foods (Jersey) Ltd. (Ireland), Term Loan B (6 mo. EURIBOR + 4.00%)	8.14%	09/29/2028	EUR	2,109	2,154,591
					86,099,943

Food Service–0.75%
Areas (Telfer Inv/Financiere Pax)
Revolver Loan(d)(f)	0.00%	01/02/2026	EUR	1,582	1,515,429
Term Loan B (6 mo. EURIBOR + 4.75%)	8.49%	07/01/2026	EUR	7,436	7,831,168
Euro Garages (Netherlands), Term Loan B (1 mo. Term SOFR + 4.00%)	9.42%	02/07/2025		409	409,266
New Red Finance, Inc., Term Loan B-5 (1 mo. Term SOFR + 2.25%)	7.60%	09/23/2030		4,771	4,758,107
US Foods, Inc., Incremental Term Loan B (1 mo. Term SOFR + 2.75%)	7.96%	11/22/2028		4,425	4,446,548
Weight Watchers International, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	8.96%	04/13/2028		7,475	5,101,780
					24,062,298

Forest Products–0.19%
NewLife Forest Restoration LLC, Term Loan (d)(e)	-	01/31/2024		6,157	6,157,069

Health Care–2.00%
Acacium (Impala Bidco Ltd./ICS US, Inc.) (United Kingdom), Term Loan B (1 mo. SONIA + 4.75%)	9.94%	06/08/2028	GBP	2,000	2,423,903
Ascend Learning LLC, First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.95%	12/11/2028		9,519	9,317,930
athenahealth Group, Inc., Term Loan (1 mo. Term SOFR + 3.50%)	8.60%	02/15/2029		1,585	1,561,581
Bracket Intermediate Holding Corp. (Signant), Term Loan (1 mo. Term SOFR + 5.00%)	10.49%	05/03/2028		4,010	4,013,122
Curium BidCo S.a.r.l. (Luxembourg), Term Loan (1 mo. Term SOFR + 4.50%)	9.89%	07/31/2029		2,200	2,199,563
Ethypharm (Financiere Verdi, Orphea Ltd.) (France), Term Loan B (3 mo. SONIA + 4.50%)	9.69%	04/17/2028	GBP	1,378	1,555,646
Explorer Holdings, Inc., First Lien Term Loan (1 mo. Term SOFR + 4.50%)	9.96%	02/04/2027		10,705	10,556,189
Global Medical Response, Inc.
Term Loan (3 mo. Term SOFR + 4.25%)	9.89%	03/14/2025		1,975	1,495,345
Term Loan (3 mo. Term SOFR + 4.25%)	9.93%	10/02/2025		7,277	5,522,478
International SOS L.P., Term Loan B (3 mo. Term SOFR + 3.75%)(d)	9.40%	09/07/2028		4,576	4,576,212
MedAssets Software Intermediate Holdings, Inc. (nThrive TSG)
First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.46%	12/18/2028		9,801	7,820,746
Second Lien Term Loan (1 mo. Term SOFR + 6.75%)	12.21%	12/17/2029		2,752	1,637,667
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 3.75%)	7.70%	12/15/2027	EUR	10	11,116
Term Loan B-2 (3 mo. EURIBOR + 3.75%)	7.70%	12/15/2027	EUR	6	6,421
Organon & Co., Term Loan B (3 mo. Term SOFR + 3.00%)	8.44%	06/02/2028		3,729	3,728,051
Sharp Midco LLC, Incremental Term Loan B (3 mo. Term SOFR + 4.50%)(d)	9.90%	12/31/2028		1,362	1,364,026
Stamina BidCo B.V. (Synthon) (Netherlands), Term Loan B (3 mo. EURIBOR + 4.00%)	7.98%	11/02/2028	EUR	760	824,938
Summit Behavioral Healthcare LLC, First Lien Term Loan (3 mo. Term SOFR + 4.75%)	10.40%	11/24/2028		802	802,576
Veonet (BLIVEO) (Germany), Term Loan B (3 mo. EURIBOR + 4.25%)	8.22%	03/14/2029	EUR	762	825,090
Verscend Holding Corp., Term Loan B-1 (1 mo. Term SOFR + 4.00%)	9.46%	08/27/2025		1,165	1,167,423
Women’s Care Holdings, Inc. LLC
First Lien Term Loan (3 mo. Term SOFR + 4.50%)	10.05%	01/15/2028		1,573	1,403,687
Second Lien Term Loan (3 mo. Term SOFR + 8.25%)	13.63%	01/15/2029		1,507	1,311,482
					64,125,192

Home Furnishings–2.04%
Homeserve USA Holding Corp., Term Loan (1 mo. Term SOFR + 3.00%)	8.33%	10/21/2030		4,295	4,304,879
Hunter Douglas Holding B.V.
Term Loan B-1 (3 mo. Term SOFR + 3.50%)	8.88%	02/26/2029		16,489	15,985,605
Term Loan B-2 (3 mo. EURIBOR + 4.00%)	7.96%	02/26/2029	EUR	666	710,135
Mattress Holding Corp., Term Loan (6 mo. USD LIBOR + 4.25%)	9.95%	09/25/2028		15,201	15,124,923

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Home Furnishings–(continued)
Serta Simmons Bedding LLC, Term Loan (1 mo. Term SOFR + 7.50%)	12.82%	06/29/2028	$ 10,673	$10,432,931
SIWF Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	9.46%	10/06/2028	9,220	7,905,719
TGP Holdings III LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	8.70%	06/29/2028	1,656	1,422,237
VC GB Holdings, Inc., Second Lien Term Loan (1 mo. Term SOFR + 6.75%)	12.40%	07/01/2029	2,063	1,946,696
Weber-Stephen Products LLC
Incremental Term Loan B (1 mo. Term SOFR + 4.25%)	9.70%	10/30/2027	1,859	1,606,117
Term Loan B (1 mo. Term SOFR + 3.25%)	8.71%	10/30/2027	6,873	5,921,730
				65,360,972

Industrial Equipment–4.44%
Arconic Rolled Products Corp., Term Loan B (1 mo. Term SOFR + 4.50%)	9.85%	07/26/2030	4,831	4,841,385
Chart Industries, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	8.67%	03/20/2030	7,467	7,464,224
Deliver Buyer, Inc. (MHS Holdings), Term Loan B (3 mo. Term SOFR + 5.50%)	10.90%	06/08/2029	8,393	7,357,481
DXP Enterprises, Inc., Incremental Term Loan (1 mo. Term SOFR + 4.75%)(d)	10.29%	10/11/2030	6,223	6,230,891
EMRLD Borrower L.P. (Copeland), Term Loan B (1 mo. Term SOFR + 3.00%)	8.35%	05/05/2030	11,850	11,873,197
Kantar (Summer BC Bidco/KANGRP) (United Kingdom)
Revolver Loan(d)(f)	0.00%	06/04/2026	7,904	7,310,724
Revolver Loan (1 mo. USD LIBOR + 3.53%)(d)	8.72%	06/04/2026	2,347	2,170,526
Term Loan B (3 mo. Term SOFR + 5.00%)	10.66%	12/04/2026	7,161	7,011,050
Madison IAQ LLC, Term Loan (1 mo. Term SOFR + 3.25%)	8.70%	06/21/2028	3,607	3,561,932
MKS Instruments, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	7.82%	08/17/2029	10,312	10,316,505
Robertshaw US Holding Corp.
First Lien Term Loan (3 mo. Term SOFR + 3.24%)(d)	8.63%	02/28/2027	7,763	7,840,913
Revolver Loan(d)(f)	0.00%	06/24/2027	5,497	5,496,683
Second Lien Term Loan (3 mo. Term SOFR + 7.23%)	12.63%	02/28/2027	21,991	18,087,809
Third Lien Term Loan (3 mo. Term SOFR + 5.60%)(d)	10.99%	02/28/2027	3,508	2,280,328
Tank Holding Corp.
Revolver Loan (1 mo. Term SOFR + 5.85%)(d)	11.17%	03/31/2028	77	74,570
Revolver Loan(d)(f)	0.00%	03/31/2028	845	820,268
Term Loan (1 mo. Term SOFR + 6.00%)	11.20%	03/31/2028	13,679	13,132,264
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (6 mo. Term SOFR + 3.50%)	9.38%	07/30/2027	15,019	15,030,318
Victory Buyer LLC (Vantage Elevator)
Second Lien Term Loan (3 mo. Term SOFR + 7.00%)(d)	12.64%	11/19/2029	1,148	990,087
Term Loan B (1 mo. Term SOFR + 3.75%)	9.39%	11/15/2028	11,156	10,561,488
				142,452,643

Insurance–1.70%
Acrisure LLC
First Lien Term Loan (1 mo. Term SOFR + 3.50%)	9.15%	02/15/2027	13,893	13,808,763
First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.40%	02/15/2027	4,728	4,722,026
First Lien Term Loan (1 mo. Term SOFR + 4.25%)	9.90%	02/15/2027	3,592	3,594,852
First Lien Term Loan (1 mo. Term SOFR + 4.50%)	9.89%	11/06/2030	6,503	6,507,081
Alliant Holdings Intermediate LLC
Term Loan (1 mo. USD LIBOR + 3.50%)	8.96%	11/06/2027	892	893,551
Term Loan B (1 mo. Term SOFR + 3.50%)	8.83%	11/05/2027	1,165	1,167,320
AmWINS Group LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	8.21%	02/19/2028	1,856	1,862,180
Ryan Specialty Group LLC, Term Loan (1 mo. Term SOFR + 3.00%)	8.45%	09/01/2027	5,431	5,448,222
Sedgwick Claims Management Services, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	9.10%	02/24/2028	907	909,014
USI, Inc.
Term Loan (1 mo. Term SOFR + 3.75%)	9.14%	11/22/2029	10,586	10,597,941
Term Loan B (3 mo. Term SOFR + 3.25%)	8.64%	09/14/2030	1,552	1,552,999
Term Loan B (1 mo. Term SOFR + 3.25%)	8.64%	09/14/2030	3,387	3,387,768
				54,451,717

Leisure Goods, Activities & Movies–2.96%
Alpha Topco Ltd. (United Kingdom), Term Loan B-2 (1 mo. Term SOFR + 3.25%)	7.60%	01/15/2030	3,575	3,582,805
Callaway Golf Co., Term Loan B (1 mo. Term SOFR + 3.50%)	8.95%	03/09/2030	5,176	5,169,588
Carnival Corp., Incremental Term Loan (1 mo. Term SOFR + 3.25%)	8.71%	10/18/2028	32,840	32,730,531
Crown Finance US, Inc., Term Loan (1 mo. Term SOFR + 8.50%)	7.38%	07/31/2028	10,589	10,826,320

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
Fitness International LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	8.70%	04/18/2025		$ 2,900	$2,890,951
Nord Anglia Education, Term Loan B (1 mo. Term SOFR + 4.00%)	9.39%	01/31/2028		5,102	5,127,241
Parques Reunidos (Piolin Bidco S.A.U.) (Spain)
Revolver Loan(f)	0.00%	03/16/2026	EUR	1,538	1,598,297
Revolver Loan (1 mo. Term SOFR + 3.50%)	8.82%	03/16/2026		1,104	1,147,379
Royal Caribbean Cruises Ltd., Revolver Loan(d)(f)	0.00%	04/05/2024		15,663	14,488,371
Scenic (Columbus Capital B.V.) (Australia), Term Loan (3 mo. EURIBOR + 3.75%)	7.72%	02/27/2027	EUR	5,217	4,531,647
SeaWorld Parks & Entertainment, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	8.46%	08/25/2028		6,944	6,950,563
Vue International Bidco PLC (United Kingdom)
Term Loan (6 mo. EURIBOR + 8.00%)	12.13%	06/30/2027	EUR	1,867	1,991,749
Term Loan (6 mo. EURIBOR + 8.50%)	6.13%	12/31/2027	EUR	10,451	3,811,109
					94,846,551

Lodging & Casinos–3.33%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.21%	02/02/2026		5,832	5,459,137
First Lien Term Loan (1 mo. Term SOFR + 4.75%)	10.21%	02/02/2026		6,560	6,152,695
Bally’s Corp., Term Loan B (3 mo. Term SOFR + 3.25%)	8.93%	10/02/2028		5,789	5,349,024
Caesars Entertainment, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	8.70%	02/06/2030		9,853	9,875,417
Everi Holdings, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	7.96%	08/03/2028		7,630	7,650,155
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. Term SOFR + 4.00%)	9.35%	01/27/2029		7,980	7,932,217
Flutter Financing B.V. (Stars Group), Incremental Term Loan B (1 mo. Term SOFR + 3.25%)	8.90%	07/04/2028		8,038	8,059,134
GVC Finance LLC
Incremental Term Loan (6 mo. Term SOFR + 3.50%)	8.99%	10/31/2029		11,163	11,195,805
Term Loan B-4 (6 mo. Term SOFR + 2.50%)	7.99%	03/16/2027		2,456	2,463,094
Hilton Grand Vacations Borrower LLC, Term Loan (1 mo. Term SOFR + 3.00%)	8.21%	08/02/2028		8,447	8,453,132
HotelBeds (United Kingdom)
Term Loan B-2 (3 mo. EURIBOR + 5.00%)	8.51%	09/12/2028	EUR	4,800	5,198,282
Term Loan D (6 mo. EURIBOR + 5.25%)	9.23%	09/12/2027	EUR	8,230	8,944,528
Light & Wonder, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	8.42%	04/07/2029		4,957	4,970,718
Ontario Gaming GTA L.P. (One Toronto Gaming), First Lien Term Loan B (1 mo. Term SOFR + 4.25%)	9.64%	08/01/2030		4,120	4,134,861
Penn National Gaming, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	8.20%	05/03/2029		7,807	7,816,648
Scientific Games Lottery, First Lien Term Loan (3 mo. Term SOFR + 3.50%)	8.91%	04/04/2029		466	464,366
Travel + Leisure Co., Incremental Term Loan (1 mo. Term SOFR + 4.00%)	9.49%	12/14/2029		2,486	2,491,850
					106,611,063

Nonferrous Metals & Minerals–0.92%
American Rock Salt Co. LLC
First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.46%	06/09/2028		6,834	6,287,029
Second Lien Term Loan (1 mo. Term SOFR + 7.25%)(d)	12.71%	06/11/2029		369	322,743
AZZ, Inc., Term Loan (1 mo. Term SOFR + 4.25%)	9.10%	05/13/2029		7,188	7,214,638
Covia Holdings Corp., Term Loan (3 mo. Term SOFR + 4.00%)	9.68%	07/31/2026		7,736	7,697,994
Form Technologies LLC
First Lien Term Loan (3 mo. Term SOFR + 4.50%)	9.99%	07/19/2025		5,072	4,784,539
First Lien Term Loan (3 mo. Term SOFR + 9.00%)	14.49%	10/22/2025		3,030	2,292,477
SCIH Salt Holdings, Inc. (Kissner Group), First Lien Incremental Term Loan B-1 (3 mo. Term SOFR + 4.00%)	9.46%	03/16/2027		858	853,405
					29,452,825

Oil & Gas–2.02%
GIP Pilot Acquisition Partners, L.P. (Global Infrastructure), Term Loan (1 mo. Term SOFR + 3.00%)	8.39%	10/04/2030		3,877	3,876,817
Gulf Finance LLC, Term Loan (1 mo. Term SOFR + 6.75%)	12.63%	08/25/2026		4,980	5,008,272
ITT Holdings LLC (IMTT), Incremental Term Loan(e)	-	10/11/2030		6,186	6,191,368

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Oil & Gas–(continued)
McDermott International Ltd.
LOC(f)	0.00%	06/30/2024		$ 15,188	$10,821,230
LOC (3 mo. Term SOFR + 4.26%)(d)	9.66%	06/30/2024		6,101	2,745,270
LOC(f)	0.00%	12/31/2026		3,888	3,362,988
LOC (3 mo. Term SOFR + 5.01%)(d)	10.41%	12/31/2026		1,354	1,117,037
PIK Second Lien Term Loan, 3.00% PIK Rate, 6.46% Cash Rate(g)	3.00%	06/30/2025		4,035	1,880,196
Term Loan (1 mo. Term SOFR + 3.00%)(d)	8.46%	06/30/2024		425	308,389
Term Loan (3 mo. Term SOFR + 7.76%)(d)	13.16%	12/31/2026		4,065	4,004,064
Par Petroleum LLC and Par Petroleum Finance Corp. (Par Pacific), Term Loan B (1 mo. Term SOFR + 4.25%)	9.74%	02/14/2030		4,774	4,775,237
Petroleum GEO-Services ASA (Norway)
Term Loan (3 mo. Term SOFR + 6.75%)	12.14%	03/18/2024		1,752	1,764,064
Term Loan (1 mo. USD LIBOR + 7.00%)	12.65%	03/19/2024		1,224	1,227,251
QuarterNorth Energy, Inc., Second Lien Term Loan (1 mo. Term SOFR + 8.00%)	13.46%	08/27/2026		11,231	11,223,757
TransMontaigne Partners LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	8.96%	11/17/2028		4,334	4,331,921
WhiteWater Whistler Holdings LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	8.15%	02/15/2030		2,216	2,220,420
					64,858,281

Publishing–2.93%
Adtalem Global Education, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	9.46%	08/12/2028		1,232	1,233,931
Cengage Learning, Inc., Term Loan B (3 mo. Term SOFR + 4.75%)	10.41%	06/29/2026		16,769	16,781,452
Century DE Buyer LLC (Simon & Schuster), Term Loan B (1 mo. Term SOFR + 4.00%)	9.39%	09/30/2030		4,649	4,653,374
Clear Channel Worldwide Holdings, Inc., Term Loan B (3 mo. Term SOFR + 3.50%)	9.14%	08/21/2026		9,836	9,668,371
Dotdash Meredith, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)(d)	9.42%	12/01/2028		18,143	17,961,600
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt)
First Lien Term Loan B (1 mo. Term SOFR + 5.25%)	10.70%	04/09/2029		11,777	11,436,804
Second Lien Term Loan B (1 mo. Term SOFR + 8.00%)	13.85%	04/08/2030		8,093	7,316,870
McGraw-Hill Education, Inc., Term Loan (1 mo. Term SOFR + 4.75%)	10.21%	07/28/2028		17,142	16,882,099
Micro Holding L.P., Term Loan B-3 (1 mo. Term SOFR + 4.25%)	9.60%	05/03/2028		8,083	7,840,609
					93,775,110

Radio & Television–0.54%
Diamond Sports Holdings LLC, Second Lien Term Loan (h)(i)	0.00%	08/24/2026		9,684	238,092
HeartCommunications, Inc.
Second Lien Incremental Term Loan (1 mo. Term SOFR + 3.25%)	8.71%	05/01/2026		2,801	2,339,013
Term Loan (1 mo. Term SOFR + 3.00%)	8.46%	05/01/2026		11,780	9,908,149
Sinclair Television Group, Inc., Term Loan B-3 (1 mo. Term SOFR + 3.00%)	8.46%	04/01/2028		6,152	4,793,363
					17,278,617

Retailers (except Food & Drug)–1.67%
Action Holding B.V. (Netherlands), Term Loan B-4 (e)	-	10/19/2030		8,089	8,094,027
Bass Pro Group LLC, Term Loan B-2 (1 mo. Term SOFR + 3.75%)	9.40%	03/06/2028		11,335	11,258,399
CNT Holdings I Corp. (1-800 Contacts), First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.93%	11/08/2027		9,974	10,001,337
Petco Animal Supplies, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.25%)	8.90%	03/02/2028		5,865	5,566,614
PetSmart, Inc., Term Loan (1 mo. Term SOFR + 3.75%)	9.20%	02/11/2028		13,757	13,567,434
Savers, Inc., Term Loan (1 mo. Term SOFR + 5.50%)	10.90%	04/26/2028		5,156	5,182,337
					53,670,148

Surface Transport–2.03%
Carriage Purchaser, Inc., Term Loan B (1 mo. Term SOFR + 4.25%)	9.71%	09/30/2028		2,701	2,642,048
First Student Bidco, Inc.
Incremental Term Loan B (3 mo. Term SOFR + 4.00%)	9.49%	07/21/2028		11,819	11,736,491
Term Loan B (3 mo. Term SOFR + 3.00%)	8.66%	07/21/2028		12,239	12,067,872
Term Loan C (3 mo. Term SOFR + 3.00%)	8.65%	07/21/2028		4,600	4,535,719
Hurtigruten (Explorer II AS) (Norway), Term Loan B (3 mo. EURIBOR + 6.50%)	10.45%	02/26/2027	EUR	14,280	10,523,371
Novae LLC, Term Loan B (3 mo. Term SOFR + 5.00%)	10.43%	12/22/2028		1,667	1,605,451
Odyssey Logistics & Technology Corp., Term Loan B (1 mo. Term SOFR + 4.50%)	9.85%	10/12/2027		3,249	3,162,776
PODS LLC
Incremental Term Loan B (1 mo. Term SOFR + 4.00%)(d)	9.46%	04/01/2028		4,851	4,706,028
Term Loan B (1 mo. Term SOFR + 3.00%)	8.46%	04/01/2028		11,282	10,768,289

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Surface Transport–(continued)
STG - XPOI Opportunity, Term Loan B (1 mo. Term SOFR + 6.00%)(d)	11.54%	03/24/2028	$ 4,016	$3,433,546
				65,181,591

Telecommunications–4.51%
Avaya, Inc., Term Loan (1 mo. Term SOFR + 8.50%) (Acquired 12/21/2017-10/31/2023; Cost $25,701,572)(j)	13.85%	05/15/2029	8,317	7,377,520
Cablevision Lightpath LLC, Term Loan (1 mo. Term SOFR + 3.25%)	8.69%	11/30/2027	3,158	3,148,795
CCI Buyer, Inc. (Consumer Cellular), Term Loan (3 mo. Term SOFR + 3.75%)	9.39%	12/17/2027	13,717	13,644,932
CenturyLink, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	7.71%	03/15/2027	20,455	12,390,060
Crown Subsea Communications Holding, Inc.
Incremental Term Loan (1 mo. Term SOFR + 5.25%)	10.68%	04/27/2027	6,013	6,050,570
Term Loan (1 mo. Term SOFR + 4.75%)	10.43%	04/27/2027	10,393	10,471,356
Frontier Communications Corp., Term Loan B (1 mo. Term SOFR + 3.75%)	9.21%	05/01/2028	39	37,973
II-VI, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	8.21%	07/02/2029	10,705	10,716,041
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. Term SOFR + 3.50%)	8.85%	12/11/2026	5,889	5,883,313
Iridium Satellite LLC, Term Loan (1 mo. Term SOFR + 2.50%)	7.85%	09/15/2030	443	444,030
MLN US HoldCo LLC (dba Mitel)
First Lien Term Loan (3 mo. Term SOFR + 4.50%)	10.01%	11/30/2025	164	22,509
Second Lien Term Loan B (3 mo. Term SOFR + 8.75%)	14.26%	11/30/2026	677	76,193
Second Lien Term Loan B-1 (3 mo. Term SOFR + 6.80%)	12.20%	11/01/2027	23,470	4,576,741
Term Loan (3 mo. Term SOFR + 6.54%)	11.94%	11/01/2027	9,986	5,991,809
Third Lien Term Loan (3 mo. Term SOFR + 9.35%)(d)	14.75%	11/01/2027	8,152	1,018,984
Radiate Holdco LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	8.71%	09/25/2026	10,348	7,995,732
Telesat LLC, Term Loan B-5 (1 mo. Term SOFR + 2.75%)	8.40%	12/07/2026	12,567	8,591,109
ViaSat, Inc.
Term Loan (1 mo. Term SOFR + 3.75%)	9.85%	03/02/2029	10,100	9,766,914
Term Loan B (1 mo. Term SOFR + 4.50%)	9.94%	05/30/2030	3,739	3,607,882
Voyage Digital (NC) Ltd., Term Loan B (3 mo. Term SOFR + 4.50%)(d)	9.37%	05/10/2029	7,168	7,163,339
Windstream Services LLC, Term Loan (1 mo. Term SOFR + 6.25%)	11.70%	09/21/2027	12,534	11,807,554
Zayo Group Holdings, Inc.
Incremental Term Loan (1 mo. Term SOFR + 4.25%)	9.67%	03/09/2027	4,990	4,282,899
Term Loan (1 mo. Term SOFR + 3.00%)	8.46%	03/09/2027	11,073	9,495,796
				144,562,051

Utilities–2.41%
APLP Holdings L.P. (Canada), Term Loan (3 mo. Term SOFR + 3.75%)	9.24%	05/14/2027	2,094	2,106,863
Brookfield WEC Holdings, Inc.
First Lien Term Loan (1 mo. Term SOFR + 2.75%)	8.21%	08/01/2025	1,293	1,296,046
Incremental Term Loan (1 mo. Term SOFR + 3.75%)	9.10%	08/01/2025	9,632	9,664,458
Covanta Energy Corp.
Term Loan B (1 mo. Term SOFR + 3.00%)	8.32%	11/30/2028	1,763	1,764,010
Term Loan C (1 mo. Term SOFR + 3.00%)	8.32%	11/30/2028	132	132,301
Eastern Power LLC, Term Loan (1 mo. Term SOFR + 3.75%)	9.21%	10/02/2025	5,236	5,148,755
Frontera Generation Holdings LLC
First Lien Term Loan (3 mo. Term SOFR + 13.26%) (Acquired 07/28/2021; Cost $4,144,155)(j)	18.65%	07/28/2026	4,165	4,373,229
Second Lien Term Loan (3 mo. Term SOFR + 1.76%)	7.15%	07/28/2028	4,043	2,092,036
Generation Bridge LLC, Term Loan B (1 mo. Term SOFR + 4.25%)	9.60%	08/22/2029	4,453	4,473,961
Granite Generation LLC, Term Loan (1 mo. Term SOFR + 3.75%)	9.21%	11/09/2026	8,637	8,565,047
KAMC Holdings, Inc. (Franklin Energy Group), First Lien Term Loan B (6 mo. Term SOFR + 4.00%)	9.65%	08/14/2026	5,359	4,624,428
Lightstone Holdco LLC
Term Loan B (1 mo. Term SOFR + 5.75%)	11.13%	02/01/2027	16,759	15,804,961
Term Loan C (1 mo. Term SOFR + 5.75%)	11.13%	02/01/2027	945	890,932
Nautilus Power LLC, Term Loan (1 mo. Term SOFR + 5.25%)	10.90%	11/16/2026	6,186	4,856,082
Osmose Utilities Services, Inc., First Lien Term Loan (1 mo. Term SOFR + 3.00%)	8.71%	06/23/2028	1	1,287

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–(continued)
Talen Energy Supply LLC
Term Loan B (1 mo. Term SOFR + 4.50%)	9.87%	05/27/2030	$ 7,134	$7,168,770
Term Loan C (1 mo. Term SOFR + 4.50%)	9.87%	05/27/2030	4,385	4,406,369
				77,369,535
Total Variable Rate Senior Loan Interests (Cost $2,716,207,028)				2,588,338,647

			Shares
Common Stocks & Other Equity Interests–6.72%(k)
Automotive–0.01%
Cabonline (Sweden)			9,066,619	8
Cabonline (Sweden)			301,850,286	287,370
Cabonline (Sweden)			10,623,352	10
				287,388

Building & Development–0.00%
Haya (Holdco2 PLC/Real Estate SAU) (Spain)(d)			12,156	0

Business Equipment & Services–1.53%
iQor US, Inc.			451,676	564,595
Monitronics International, Inc. (Acquired 06/30/2023; Cost $8,930,896)(j)			443,661	9,316,881
My Alarm Center LLC, Class A(d)(l)			162,068	39,252,693
				49,134,169

Containers & Glass Products–0.16%
Libbey Glass LLC (Acquired 11/13/2020-02/10/2022; Cost $3,769,108)(j)			864,916	5,081,382

Electronics & Electrical–0.10%
Internap Corp.(d)(l)			2,996,076	3,145,880
Riverbed Technology, Inc. (Acquired 07/03/2023; Cost $28,749)(d)(j)			221,146	28,749
				3,174,629

Home Furnishings–0.17%
Serta Simmons Bedding LLC (Acquired 06/29/2023; Cost $69,439)(j)			447,996	5,338,544

Industrial Equipment–0.04%
North American Lifting Holdings, Inc.(l)			679,193	1,273,487

Leisure Goods, Activities & Movies–0.29%
Crown Finance US, Inc.			488,617	9,283,968
Crown Finance US, Inc.			3,273	62,189
Vue International Bidco PLC (United Kingdom)(d)			9,990,918	0
				9,346,157

Oil & Gas–4.09%
Harvey Gulf International Marine LLC(l)			116,926	4,092,410
McDermott International Ltd.(d)			1,853,702	316,983
QuarterNorth Energy Holding, Inc.(d)(l)			671,335	113,489,182
Sabine Oil & Gas Holdings, Inc.(d)(m)			18,025	3,425
Seadrill Ltd. (Norway)(m)			57,309	2,543,373
Southcross Energy Partners L.P.(d)(l)			2,914,935	0
Tribune Resources LLC (Acquired 03/30/2018; Cost $18,014,717)(j)(l)			5,811,199	10,556,043
				131,001,416

Surface Transport–0.25%
Commercial Barge Line Co.(d)			35,397	3,895,086
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030(d)			109,316	51,242
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045(d)			200,230	125,144
Commercial Barge Line Co., Wts., expiring 04/27/2045(d)(l)			37,211	4,094,698
				8,166,170

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

			Shares		Value
Telecommunications–0.08%
Avaya Holdings Corp. (Acquired 05/01/2023; Cost $4,295,205)(j)				286,347	$2,099,926
Avaya, Inc. (Acquired 05/01/2023; Cost $778,995)(j)				51,933	380,850
					2,480,776

Utilities–0.00%
Frontera Generation Holdings LLC (Acquired 07/28/2021-11/30/2021; Cost $1,035,881)(j)(l)				295,967	21,458
Total Common Stocks & Other Equity Interests (Cost $220,248,203)					215,305,576

	Interest Rate	Maturity Date	Principal Amount (000)(a)

Non-U.S. Dollar Denominated Bonds & Notes–4.32%(n)
Automotive–0.17%
Cabonline (Sweden)(o)	14.00%	03/19/2026	SEK	9,067	861,048
Cabonline (Sweden)(i)(o)	0.00%	04/19/2026	SEK	35,057	2,836,899
Cabonline (Sweden)(o)	14.00%	03/19/2026	SEK	18,133	1,727,956
					5,425,903

Building & Development–0.14%
APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(o)(p)	8.97%	01/15/2027	EUR	750	817,608
APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(o)(p)	8.97%	01/15/2027	EUR	1,500	1,635,216
Fagus Holdco PLC (United Kingdom)(d)	0.00%	09/05/2029	EUR	200	218,214
Ideal Standard International S.A. (Luxembourg)	6.38%	07/30/2026	EUR	2,054	1,708,807
					4,379,845

Cable & Satellite Television–0.10%
Altice Finco S.A. (Luxembourg)(o)	4.75%	01/15/2028	EUR	3,744	3,171,883

Electronics & Electrical–0.26%
Versuni Group B.V. (Netherlands)(o)	3.13%	06/15/2028	EUR	9,070	8,433,458

Financial Intermediaries–1.74%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(o)(p)	8.97%	08/01/2024	EUR	13,583	9,721,501
Garfunkelux Holdco 3 S.A. (Luxembourg)(o)	6.75%	11/01/2025	EUR	2,100	1,812,550
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(o)(p)	10.22%	05/01/2026	EUR	9,341	8,327,333
Garfunkelux Holdco 3 S.A. (Luxembourg)(o)	6.75%	11/01/2025	EUR	4,000	3,452,476
Kane Bidco Ltd. (United Kingdom)(o)	5.00%	02/15/2027	EUR	976	1,016,761
Kane Bidco Ltd. (United Kingdom)(o)	6.50%	02/15/2027	GBP	1,219	1,420,644
Sherwood Financing PLC (United Kingdom)(o)	4.50%	11/15/2026	EUR	1,391	1,333,903
Sherwood Financing PLC (United Kingdom)(o)	6.00%	11/15/2026	GBP	1,404	1,500,084
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(o)(p)	8.63%	11/15/2027	EUR	9,180	9,751,367
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(o)(p)	8.63%	11/15/2027	EUR	2,000	2,124,481
Very Group Funding PLC (The) (United Kingdom)(o)	6.50%	08/01/2026	GBP	14,141	15,474,727
					55,935,827

Food Products–0.51%
Sigma Holdco B.V. (Netherlands)(o)	5.75%	05/15/2026	EUR	17,850	16,516,984

Industrial Equipment–0.13%
Kantar (Summer BC Holdco A S.a.r.l.) (Luxembourg)(o)	9.25%	10/31/2027	EUR	4,597	4,279,970

Leisure Goods, Activities & Movies–0.05%
Deuce Finco PLC (United Kingdom)(o)	5.50%	06/15/2027	GBP	1,363	1,558,343

Retailers (except Food & Drug)–0.90%
Douglas GmbH (Germany)(o)	6.00%	04/08/2026	EUR	5,000	5,308,998
Douglas GmbH (Germany)(o)	6.00%	04/08/2026	EUR	11,764	12,491,011
Kirk Beauty SUN GmbH , 9.00% PIK Rate, 8.25% Cash Rate (Germany)(g)(o)	9.00%	10/01/2026	EUR	10,867	10,959,280
					28,759,289

Surface Transport–0.32%
Zenith Finco PLC (United Kingdom)(o)	6.50%	06/30/2027	GBP	9,042	9,395,296

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Surface Transport–(continued)
Zenith Finco PLC (United Kingdom)(o)	6.50%	06/30/2027	GBP	752	$781,383
					10,176,679
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $154,423,359)					138,638,181

U.S. Dollar Denominated Bonds & Notes–3.09%
Aerospace & Defense–0.38%
Castlelake Aviation Finance DAC (o)	5.00%	04/15/2027		$ 5,800	5,342,928
Rand Parent LLC(o)	8.50%	02/15/2030		7,113	6,728,633
					12,071,561

Building & Development–0.49%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (o)	5.75%	05/15/2026		5,180	4,917,716
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(o)	4.50%	04/01/2027		9,367	8,222,119
Signal Parent, Inc.(o)	6.13%	04/01/2029		3,960	2,577,425
					15,717,260

Business Equipment & Services–0.22%
ADT Security Corp. (The) (o)	4.13%	08/01/2029		4,743	4,219,207
GTCR W-2 Merger Sub LLC(o)	7.50%	01/15/2031		2,651	2,702,893
					6,922,100

Cable & Satellite Television–0.79%
Altice Financing S.A. (Luxembourg) (o)	5.75%	08/15/2029		1,414	1,164,221
Altice Financing S.A. (Luxembourg)(o)	5.00%	01/15/2028		18,761	16,080,708
Altice France S.A. (France)(o)	5.50%	10/15/2029		6,838	4,942,044
Virgin Media Secured Finance PLC (United Kingdom)(o)	4.50%	08/15/2030		3,741	3,213,781
					25,400,754

Chemicals & Plastics–0.49%
INEOS Quattro Finance 2 PLC (United Kingdom) (o)	9.63%	03/15/2029		2,457	2,539,723
SK Invictus Intermediate II S.a.r.l.(o)	5.00%	10/30/2029		13,475	10,960,565
Windsor Holdings III LLC (Acquired 06/22/2023; Cost $2,290,000)(j)(o)	8.50%	06/15/2030		2,290	2,358,393
					15,858,681

Food Products–0.01%
Sigma Holdco B.V. (Netherlands) (o)	7.88%	05/15/2026		250	215,288

Food Service–0.08%
WW International, Inc. (o)	4.50%	04/15/2029		4,476	2,575,513

Health Care–0.05%
Global Medical Response, Inc. (o)	6.50%	10/01/2025		2,186	1,619,739

Industrial Equipment–0.11%
Arsenal AIC Parent LLC (o)	8.00%	10/01/2030		612	625,194
Chart Industries, Inc.(o)	7.50%	01/01/2030		669	683,154
Emerald Debt Merger Sub LLC(o)	6.63%	12/15/2030		2,323	2,320,096
					3,628,444

Lodging & Casinos–0.12%
Caesars Entertainment, Inc. (o)	7.00%	02/15/2030		1,548	1,550,863
Ontario Gaming GTA L.P. (Canada)(o)	8.00%	08/01/2030		2,141	2,164,102
					3,714,965

Oil & Gas–0.01%
Genesis Energy L.P./Genesis Energy Finance Corp.	8.25%	01/15/2029		233	230,579

Publishing–0.01%
McGraw-Hill Education, Inc. (o)	5.75%	08/01/2028		474	432,975

Radio & Television–0.00%
Diamond Sports Group LLC/Diamond Sports Finance Co. (h)(i)(o)	0.00%	08/15/2026		6,116	152,900

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Retailers (except Food & Drug)–0.10%
Evergreen Acqco 1 L.P./TVI, Inc. (o)	9.75%	04/26/2028		$ 2,984	$3,098,436

Telecommunications–0.23%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom) (o)	6.75%	10/01/2026		4,556	4,378,167
Windstream Escrow LLC/Windstream Escrow Finance Corp.(o)	7.75%	08/15/2028		3,818	3,151,339
					7,529,506
Total U.S. Dollar Denominated Bonds & Notes (Cost $112,447,719)					99,168,701

			Shares

Preferred Stocks–2.16%(k)
Nonferrous Metals & Minerals–1.02%
ACNR Holdings, Inc., Pfd.(l)				63,978	32,699,156

Oil & Gas–0.03%
McDermott International Ltd., Pfd.(d)				4,611	922,243
Southcross Energy Partners L.P., Series A, Pfd.(d)				11,609,067	103,321
					1,025,564

Surface Transport–1.11%
Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045(d)				109,316	2,568,926
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $3,389,672)(d)(j)				142,554	19,277,577
Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-02/17/2021; Cost $2,380,533)(d)(j)(l)				100,115	13,538,552
					35,385,055
Total Preferred Stocks (Cost $21,431,866)					69,109,775

	Interest Rate	Maturity Date	Principal Amount (000)(a)
Asset-Backed Securities–0.56%
Structured Products–0.56%
Babson Euro CLO B.V., Series 2021-1A, Class E (Ireland) (3 mo. EURIBOR + 7.05%)(n)(o)(p)	11.02%	04/24/2034	EUR	977	965,399
CIFC Funding Ltd., Series 2014-4RA, Class DR (Cayman Islands) (3 mo. Term SOFR + 7.26%)(o)(p)	12.66%	01/17/2035		$ 1,250	1,242,761
Empower CLO Ltd., Series 2023-1A, Class E (Cayman Islands) (3 mo. Term SOFR + 8.22%)(o)(p)	13.60%	04/25/2036		3,500	3,589,653
Empower CLO Ltd., Series 2023-2A, Class E (Cayman Islands) (3 mo. Term SOFR + 8.25%)(o)(p)	13.59%	07/15/2036		2,000	2,000,640
Jubilee CLO DAC, Series 2018-21A, Class ER (Ireland) (3 mo. EURIBOR + 6.07%)(n)(o)(p)	10.04%	04/15/2035	EUR	1,959	1,984,938
Madison Park Funding XVIII Ltd., Series 2015-18A, Class ER (Cayman Islands) (3 mo. Term SOFR + 6.61%)(o)(p)	12.02%	10/21/2030		3,150	3,041,555
Madison Park Funding XXX Ltd., Series 2018-30A, Class E (Cayman Islands) (3 mo. Term SOFR + 5.21%)(o)(p)	10.61%	04/15/2029		3,275	3,147,042
Regatta XIV Funding Ltd., Series 2018-3A, Class E (Cayman Islands) (3 mo. Term SOFR + 6.21%)(o)(p)	11.59%	10/25/2031		2,200	2,057,744
Total Asset-Backed Securities (Cost $18,219,065)					18,029,732

Municipal Obligations–0.45%
Arizona–0.45%
Arizona (State of) Industrial Development Authority (NewLife Forest Restoration LLC) (Green Bonds), Series 2022 A, RB (Acquired 02/22/2022-07/01/2023; Cost $15,923,184) (Cost $17,274,038)(j)(o)	9.00%	01/01/2028		17,075	14,444,906

				Shares
Money Market Funds–4.13%
Invesco Government & Agency Portfolio,Institutional Class, 5.28%(l)(q)				79,736,237	79,736,237

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Shares	Value
Invesco Treasury Portfolio,Institutional Class, 5.28%(l)(q)	52,694,044	$52,694,044

Total Money Market Funds (Cost $132,430,281)		132,430,281

TOTAL INVESTMENTS IN SECURITIES–102.17% (Cost $3,392,681,559)		3,275,465,799

OTHER ASSETS LESS LIABILITIES–(2.17)%		(69,643,618)

NET ASSETS–100.00%		$3,205,822,181

Investment Abbreviations:

CLO	- Collateralized Loan Obligation
EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
GBP	- British Pound Sterling
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
Pfd.	- Preferred
PIK	- Pay-in-Kind
RB	- Revenue Bonds
SEK	- Swedish Krona
SOFR	- Secured Overnight Financing Rate
SONIA	- Sterling Overnight Index Average
USD	- U.S. Dollar
Wts.	- Warrants

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate (“SOFR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	This variable rate interest will settle after November 30, 2023, at which time the interest rate will be determined.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	The borrower has filed for protection in federal bankruptcy court.
(i)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2023 was $3,227,891, which represented less than1% of the Fund’s Net Assets.

(j)	Restricted security. The aggregate value of these securities at November 30, 2023 was $94,194,010, which represented 2.94% of the Fund’s Net Assets.
(k)	Securities acquired through the restructuring of senior loans.
(l)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2023	Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$63,601,590	$138,160,487	$(122,025,840)	$-	$-	$ 79,736,237	$1,033,757
Invesco Treasury Portfolio, Institutional Class	41,937,612	92,106,992	(81,350,560)	-	-	52,694,044	609,582

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2023	Income
Investments in Other Affiliates:
ACNR Holdings, Inc., Pfd.**	$36,213,450	$-	$(2,475,000)	$(3,439,294)	$2,400,000	$32,699,156	$-
Commercial Barge Line Co., Wts., expiring 04/27/2045	1,674,495	-	-	2,420,203	-	4,094,698	-
Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045*	2,568,926	-	-	-	-	2,568,926	51,242
Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045	5,506,325	-	-	8,032,227	-	13,538,552	62,572
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030*	181,044	51,242	(128,374)	(181,044)	128,374	51,242	-
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045*	187,716	62,572	(123,767)	(125,144)	123,767	125,144	-
Frontera Generation Holdings LLC	21,458	-	-	-	-	21,458	-
Fusion Connect, Inc., Wts., expiring 01/14/2040*	10,526	-	-	10,604,492	(10,615,018)	-	-
Harvey Gulf International Marine LLC	4,326,262	-	-	(233,852)	-	4,092,410	208,713
Internap Corp.	3,145,880	-	-	-	-	3,145,880	-
Larchmont Resources LLC	210,484	-	-	2,521,757	(2,732,241)	-	-
My Alarm Center LLC, Class A	39,252,693	-	-	-	-	39,252,693	-
North American Lifting Holdings, Inc.	4,754,351	-	-	(3,480,864)	-	1,273,487	-
QuarterNorth Energy Holding, Inc.	113,489,182	-	-	-	-	113,489,182	-
Southcross Energy Partners L.P., Series A, Pfd.*	103,321	-	-	-	-	103,321	-
Southcross Energy Partners L.P.	40,809	-	-	(40,809)	-	0	-
Tribune Resources LLC	7,990,398	-	-	2,565,645	-	10,556,043	929,792
Total	$325,216,522	$230,381,293	$(206,103,541)	$18,643,317	$(10,695,118)	$357,442,473	$2,895,658

*	At November 30, 2023, this security was was no longer an affiliate of the Fund.
**	As of August 31, 2023, this security was not considered as an affiliate of the Fund.

(m)	Non-income producing security.
(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $268,123,920, which represented 8.36% of the Fund’s Net Assets.

(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2023.
(q)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
Currency Risk
12/29/2023	Barclays Bank PLC	USD	15,200,676	GBP	12,123,715	$ 108,516
12/29/2023	BNP Paribas S.A.	USD	84,489	SEK	942,542	5,362
01/31/2024	BNP Paribas S.A.	EUR	88,795,334	USD	97,174,443	271,288
12/29/2023	Morgan Stanley and Co. International PLC	USD	1,062,713	EUR	1,000,000	27,047
12/29/2023	Morgan Stanley and Co. International PLC	USD	24,579,686	GBP	19,807,087	431,665
01/31/2024	Morgan Stanley and Co. International PLC	EUR	87,470,030	USD	95,712,489	255,649
01/31/2024	Morgan Stanley and Co. International PLC	USD	2,524,163	GBP	2,000,000	1,918
01/31/2024	Royal Bank of Canada	EUR	503,834	USD	552,031	2,192
12/29/2023	State Street Bank & Trust Co.	USD	3,195,446	EUR	3,000,000	73,834
01/31/2024	State Street Bank & Trust Co.	EUR	93,795,334	USD	102,635,492	275,791
01/31/2024	State Street Bank & Trust Co.	SEK	63,112,543	USD	6,073,383	48,301
12/29/2023	Toronto-Dominion Bank (The)	USD	15,433,422	GBP	12,307,408	107,728
01/31/2024	UBS AG	EUR	3,000,000	USD	3,303,531	29,604
Subtotal–Appreciation						1,638,895

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

Open Forward Foreign Currency Contracts–(continued)
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive

Currency Risk

12/29/2023	Barclays Bank PLC	EUR	89,010,504	USD	94,682,826	$ (2,317,283)

01/31/2024	Barclays Bank PLC	GBP	12,093,908	USD	15,168,362	(106,734)

12/29/2023	BNP Paribas S.A.	EUR	87,525,097	USD	93,000,802	(2,380,571)

12/29/2023	BNP Paribas S.A.	GBP	15,304,281	USD	18,646,814	(678,630)

12/29/2023	BNP Paribas S.A.	SEK	57,617,230	USD	5,218,281	(274,268)

12/29/2023	BNP Paribas S.A.	USD	97,012,658	EUR	88,795,334	(247,033)

12/29/2023	Citibank N.A.	SEK	6,063,737	USD	542,794	(35,251)

12/29/2023	Morgan Stanley and Co. International PLC	GBP	14,431,650	USD	17,555,265	(668,266)

12/29/2023	Morgan Stanley and Co. International PLC	USD	95,553,136	EUR	87,470,030	(231,774)

01/31/2024	Morgan Stanley and Co. International PLC	GBP	12,277,149	USD	15,410,925	(95,613)

12/29/2023	Royal Bank of Canada	GBP	14,502,280	USD	17,663,661	(649,057)

01/31/2024	Royal Bank of Canada	GBP	177,254	USD	222,312	(1,567)

01/31/2024	Royal Bank of Canada	USD	156,622	SEK	1,625,296	(1,462)

12/29/2023	State Street Bank & Trust Co.	EUR	6,000,000	USD	6,380,320	(158,241)

12/29/2023	State Street Bank & Trust Co.	USD	97,000,023	EUR	88,795,334	(234,398)

12/29/2023	State Street Bank & Trust Co.	USD	6,026,761	SEK	62,738,425	(46,018)

12/29/2023	Toronto-Dominion Bank (The)	EUR	86,525,097	USD	91,958,527	(2,333,084)

01/31/2024	Toronto-Dominion Bank (The)	GBP	12,277,149	USD	15,400,284	(106,253)

Subtotal–Depreciation						(10,565,503)

Total Forward Foreign Currency Contracts						$ (8,926,608)

Abbreviations:

EUR - Euro

GBP - British Pound Sterling

SEK - Swedish Krona

USD - U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security.These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the “Adviser”) assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$–	$2,400,667,284	$187,671,363	$2,588,338,647

Common Stocks & Other Equity Interests	2,543,373	48,359,121	164,403,082	215,305,576

Non-U.S. Dollar Denominated Bonds & Notes	–	138,419,967	218,214	138,638,181

U.S. Dollar Denominated Bonds & Notes	–	99,168,701	–	99,168,701

Preferred Stocks	–	32,699,156	36,410,619	69,109,775

Asset-Backed Securities	–	18,029,732	–	18,029,732

Municipal Obligations	–	14,444,906	–	14,444,906

Money Market Funds	132,430,281	–	–	132,430,281

Total Investments in Securities	134,973,654	2,751,788,867	388,703,278	3,275,465,799

Other Investments - Assets

Forward Foreign Currency Contracts	–	1,638,895	–	1,638,895

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(10,565,503)	–	(10,565,503)

Total Other Investments	–	(8,926,608)	–	(8,926,608)

Total Investments	$134,973,654	$2,742,862,259	$388,703,278	$3,266,539,191

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended November 30, 2023:

	Value 08/31/23	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 11/30/23

Variable Rate Senior Loan Interests	$195,453,168	$26,272,872	$(5,555,408)	$648,378	$(3,519,277)	$(1,311,412)	$28,934,328	$(53,251,286)	$187,671,363

Common Stocks & Other Equity Interests	174,610,960	113,814	(972,627)	–	(13,104,273)	17,699,740	1,715,304	(15,659,836)	164,403,082

Preferred Stocks	2,839,826	–	–	–	–	17,655,072	15,915,721	–	36,410,619

Non-U.S. Dollar Denominated Bonds & Notes	416,703	–	(440,443)	14,910	(13,079)	240,123	–	–	218,214

Total	$373,320,657	$26,386,686	$(6,968,478)	$663,288	$(16,636,629)	$34,283,523	$46,565,353	$(68,911,122)	$388,703,278

*Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

Invesco Senior Floating Rate Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

	Fair Value at 11/30/23	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used

QuarterNorth Energy Holding, Inc.	$113,489,182	Valuation Service	N/A	N/A	N/A (a)

My Alarm Center LLC, Class A	39,252,693	Valuation Service	N/A	N/A	N/A (a)

(a)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The valuation is based on an enterprise value approach that utilizes a multiple of the last twelve months’ earnings before interest, taxes, depreciation and amortization of comparable public companies. The Adviser reviews the valuation reports provided by the valuation service on an on-going basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation of the security’s fair valuation.

Invesco Senior Floating Rate Fund